UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017


13F File Number: 28-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/Mario D. Cibelli              New York, New York             May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $90,635
                                         (thousands)


List of Other Included Managers:

No.     Form 13F File Number                    Name

1.      28-11767                                Cibelli Capital Management LLC

2.      28-11691                                Marathon Partners LP


                                                     FORM 13F INFORMATION TABLE

                                TITLE                        VALUE      SHRS OR   SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MNGRS   SOLE   SHARED     NONE

1-800 CONTACTS INC             COM               681977104   16,417     1,220,578 SH         SHARED   1, 2          1,220,578
ACACIA RESH CORP               ACACIA TCH COM    003881307    3,043       345,000 SH         SHARED   1, 2            345,000
ACME COMMUNICATION INC         COM               004631107      878       212,095 SH         SHARED   1, 2            212,095
ADVO INC                       COM               007585102    1,178        36,800 SH         SHARED   1, 2             36,800
AUTOZONE INC                   COM               053332102    1,047        10,500 SH         SHARED   1, 2             10,500
BARNES &NOBLE INC              COM               067774109      962        20,800 SH         SHARED   1, 2             20,800
BLACKBOARD INC                 COM               091935502      889        31,300 SH         SHARED   1, 2             31,300
CABELAS INC                    COM               126804301      205        10,000 SH         SHARED   1, 2             10,000
CARMAX INC                     COM               143130102    1,484        45,400 SH         SHARED   1, 2             45,400
COMMERCE BANCORP INC NJ        COM               200519106    1,649        45,000 SH         SHARED   1, 2             45,000
COPART INC                     COM               217204106    1,098        40,000 SH         SHARED   1, 2             40,000
CRAFTMADE INT INC              COM               22413E104    3,626       196,100 SH         SHARED   1, 2            196,100
CSK AUTO CORP                  COM               125965103      146        10,500 SH         SHARED   1, 2             10,500
DOVER MOTORSPORTS INC          COM               260174107    1,342       244,388 SH         SHARED   1, 2            244,388
DXP ENTERPRISES INC-NEW        COM NEW           233377407      487        14,000 SH         SHARED   1, 2             14,000
EXPEDIA INC DEL                COM               30212P105      634        31,293 SH         SHARED   1, 2             31,293
FOOT LOCKER INC                COM               344849104      857        35,900 SH         SHARED   1, 2             35,900
FORRESTER RESH INC             COM               346563109    2,085        93,414 SH         SHARED   1, 2             93,414
GRAY TELEVISION INC            COM               389375106      357        42,500 SH         SHARED   1, 2             42,500
HEARST-ARGYLE TELEVISION INC   COM               422317107    1,283        54,940 SH         SHARED   1, 2             54,940
IAC INTERACTIVECORP            COM NEW           44919P300      300        10,193 SH         SHARED   1, 2             10,193
LIN TV CORP                    CLA               532774106      865        96,100 SH         SHARED   1, 2             96,100
LIZ CLAIBORNE INC              COM               539320101    1,844        45,000 SH         SHARED   1, 2             45,000
M & F WORLDWIDE CORP           COM               552541104      895        62,653 SH         SHARED   1, 2             62,653
MITY ENTERPRISES INC           COM               606850105    4,730       242,684 SH         SHARED   1, 2            242,684
NATIONAL DENTEX CORP           COM               63563H109      976        42,000 SH         SHARED   1, 2             42,000
NETFLIX COM INC                COM               64110L106    8,341       287,708 SH         SHARED   1, 2            287,708
NUVEEN INVTS INC               CLA               67090F106    1,782        37,000 SH         SHARED   1, 2             37,000
PETSMART INC                   COM               716768106    3,518       125,000 SH         SHARED   1, 2            125,000
SINCLAIR BROADCAST GROUP INC   CLA               829226109      876       107,450 SH         SHARED   1, 2            107,450
SM&A                           COM               78465D105    3,009       462,893 SH         SHARED   1, 2            462,893
SPORTSMANS GUIDE INC           COM NEW           848907200    3,452       130,300 SH         SHARED   1, 2            130,300
SPDR TR                        UNIT SER 1        78462F103    9,813        75,585 SH         SHARED   1, 2             75,585
TEMPUR PEDIC INTL INC          COM               88023U101    3,059       216,200 SH         SHARED   1, 2            216,200
TLC VISION CORP                COM               872549100      390        60,000 SH         SHARED   1, 2             60,000
TRIBUNE CO NEW                 COM               896047107      837        30,500 SH         SHARED   1, 2             30,500
VALASSIS COMMUNICATIONS INC    COM               918866104      734        25,000 SH         SHARED   1, 2             25,000
VARSITY GROUP INC              COM               922281100    1,795       417,500 SH         SHARED   1, 2            417,500
WORLD WRESTLING ENTMT INC      CLA               98156Q108      808        47,838 SH         SHARED   1, 2             47,838
EXPEDIA INC DEL                W EXP 02/04/200   30212P121      231        24,323 SH         SHARED   1, 2             24,323
EXPEDIA INC DEL                W EXP 02/04/200   30212P113       37        10,813 SH         SHARED   1, 2             10,813
YANKEE CANDLE INC              COM               984757104    2,679        97,882 SH         SHARED   1, 2             97,882
                                                             90,635


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